Income Taxes - Components of Earnings from Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
U.S.	$ 129	$ 136	$ 61
Foreign	28	2	27
Income before income taxes	$ 157	$ 138	$ 88